Business Segment Information	12 Months Ended
Dec. 31, 2013
Business Segments
Business Segment Information [Text Block]

Note 3. Business Segment and Geographical Information

With the completion of the Life Technologies Acquisition, the company established a new reporting segment, called Life Sciences Solutions. Effective January 1, 2014, the company’s financial performance is reported in four segments reflecting the following changes:

  The new Life Sciences Solutions segment consists of the majority of the former Life Technologies businesses and Thermo Fisher biosciences businesses.
  Thermo Fisher’s global chemicals business has moved from the Biosciences business in the Analytical Technologies segment to the Laboratory Products and Services segment.
  Thermo Fisher’s Analytical Technologies segment has been renamed the Analytical Instruments segment to reflect the transfer of the biosciences businesses to other segments, as mentioned above.
  Two small specialty diagnostics businesses within Life Technologies have become part of the Specialty Diagnostics segment.

Prior period segment information has been reclassified to reflect these transfers. As Life Technologies was acquired on February 3, 2014, its results are not included in the periods reported herein. A description of each segment follows.

Life Sciences Solutions: provides a portfolio of reagents, instruments and consumables used in biological and medical research, discovery and production of new drugs and vaccines as well as diagnosis of disease. These products and services are used by customers in life science research, drug discovery and diagnostics markets.

Analytical Instruments: provides a broad offering of instruments, consumables, software and services that are used for a range of applications in the laboratory, on the production line and in the field. These products and services are used by customers in pharmaceutical, biotechnology, academic, government, environmental and other research and industrial markets, as well as the clinical laboratory.

Specialty Diagnostics: provides a wide range of diagnostic test kits, reagents, culture media, instruments and associated products used to increase the speed and accuracy of diagnoses. These products are used primarily by customers in healthcare, clinical, pharmaceutical, industrial and food safety laboratories.

Laboratory Products and Services: provides virtually everything needed for the laboratory, including a combination of self-manufactured and sourced products and an extensive service offering. These products and services are used by customers in pharmaceutical, biotechnology, academic, government and other research and industrial markets, as well as the clinical laboratory.

The company’s management evaluates segment operating performance based on operating income before certain charges/credits to cost of revenues and selling, general and administrative expenses, principally associated with acquisition accounting; restructuring and other costs/income including costs arising from facility consolidations such as severance and abandoned lease expense and gains and losses from the sale of real estate and product lines; and amortization of acquisition-related intangible assets. The company uses this measure because it helps management understand and evaluate the segments’ core operating results and facilitates comparison of performance for determining compensation.

Business Segment Information

(In millions)	2013	2012	2011

Revenues
Life Sciences Solutions	$712.5	$658.8	$608.4
Analytical Instruments	3,154.2	3,114.7	2,885.7
Specialty Diagnostics	3,191.7	2,961.5	2,470.1
Laboratory Products and Services	6,398.8	6,102.8	5,884.1
Eliminations	(366.9)	(327.9)	(289.5)

Consolidated revenues	13,090.3	12,509.9	11,558.8

Segment Income
Life Sciences Solutions (a)	169.7	154.8	132.6
Analytical Instruments (a)	558.7	554.6	525.7
Specialty Diagnostics (a)	863.7	758.1	595.3
Laboratory Products and Services (a)	960.4	912.4	875.7

Subtotal reportable segments (a)	2,552.5	2,379.9	2,129.3

Cost of revenues charges	(28.6)	(55.6)	(72.6)
Selling, general and administrative charges, net	(73.5)	(12.5)	(61.5)
Restructuring and other costs, net	(77.7)	(82.1)	(96.5)
Amortization of acquisition-related intangible assets	(763.1)	(747.6)	(647.9)

Consolidated operating income	1,609.6	1,482.1	1,250.8
Other expense, net (b)	(290.1)	(212.7)	(118.0)

Income from continuing operations before income taxes	$1,319.5	$1,269.4	$1,132.8

Depreciation
Life Sciences Solutions	$17.1	$16.8	$16.0
Analytical Instruments	41.2	42.5	39.0
Specialty Diagnostics	73.9	72.9	50.0
Laboratory Products and Services	104.6	103.9	106.7

Consolidated depreciation	$236.8	$236.1	$211.7

(a)	Represents operating income before certain charges to cost of revenues and selling, general and administrative expenses; restructuring and other costs, net; and amortization of acquisition-related intangibles.

(b)	The company does not allocate other expense, net to its segments.

(In millions)	2013	2012	2011

Total Assets
Life Sciences Solutions	$1,115.5	$1,115.6	$1,029.9
Analytical Instruments	4,321.4	4,304.9	4,817.4
Specialty Diagnostics	9,086.0	9,841.0	8,319.6
Laboratory Products and Services	11,523.5	11,531.5	11,129.4
Corporate/Other (c)	5,817.0	651.6	1,537.4

Consolidated total assets	$31,863.4	$27,444.6	$26,833.7

Capital Expenditures
Life Sciences Solutions	$19.3	$26.9	$20.6
Analytical Instruments	33.5	42.0	45.9
Specialty Diagnostics	77.9	97.6	63.2
Laboratory Products and Services	94.7	112.6	118.7
Corporate/Other	57.0	36.0	12.5

Consolidated capital expenditures	$282.4	$315.1	$260.9

(c)	Corporate assets consist primarily of cash and cash equivalents, short-term investments, property and equipment at the company's corporate offices and assets of the discontinued operations.

Geographical Information

(In millions)	2013	2012	2011

Revenues (d)
United States	$6,617.0	$6,424.4	$6,023.9
China	896.6	735.8	559.6
Germany	758.6	681.5	698.3
United Kingdom	532.4	507.1	472.3
Other	4,285.7	4,161.1	3,804.7

	$13,090.3	$12,509.9	$11,558.8

Long-lived Assets (e)
United States	$892.9	$862.4	$797.9
United Kingdom	224.3	223.9	209.2
Germany	165.9	165.2	158.6
Other	484.3	474.9	445.6

	$1,767.4	$1,726.4	$1,611.3

(d)	Revenues are attributed to countries based on customer location.
(e)	Includes property, plant and equipment, net.